Other Financial Liabilities (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Financial Liabilities
Other non-current financial liabilities	€ 19	€ 21
Other current financial liabilities	1,004	4
Warrants	292,044	26,267
Total	1,023	25
Commitment fee deposit received	€ 1,000	€ 0